High Yield Bond Core Fund
(formerly, High Yield Bond Portfolio)
Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.9%
	Aerospace/Defense—1.4%
$ 9,400,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$9,977,677
8,325,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	8,788,078
650,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	673,156
1,100,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	1,122,688
8,025,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	8,318,956
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,093,401
1,150,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	1,135,395
	TOTAL	33,109,351
	Airlines—0.5%
4,575,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	4,871,918
5,975,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 1st Lien, 144A, 5.500%, 4/20/2026	6,225,591
1,075,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	1,143,639
	TOTAL	12,241,148
	Automotive—5.7%
6,900,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	7,140,327
11,000	Adient US LLC, 144A, 7.000%, 5/15/2026	11,733
1,100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	1,222,375
525,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	538,388
4,150,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	4,310,813
750,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	803,453
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,353,594
4,300,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2026	4,476,837
425,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	455,445
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	610,500
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	507,505
14,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	14,433,694
3,575,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	3,619,652
7,500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	7,449,300
4,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	4,332,487
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	2,067,500
3,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	3,185,393
1,675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,735,367
3,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	3,351,984
5,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	5,857,115
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,730,156
11,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	11,682,528
1,050,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,103,156
2,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,735,369
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,753,696
6,775,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	7,173,031
6,675,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	6,803,827
550,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	584,810
15,200,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	16,384,080
6,950,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	7,184,562

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$ 5,200,000		Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	$5,354,375
		TOTAL	132,953,052
		Building Materials—3.0%
800,000		American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	801,352
10,275,000		American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	10,630,053
9,100,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	9,356,756
3,050,000		Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	3,253,969
5,000,000		Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	5,264,625
3,275,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	3,238,156
2,300,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,381,937
1,000,000		Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,043,560
7,600,000		Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	7,923,380
2,875,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	2,727,656
2,850,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,880,025
2,100,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	2,179,485
9,125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,529,922
4,750,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	5,051,934
3,075,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,213,375
		TOTAL	69,476,185
		Cable Satellite—7.4%
2,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,803,117
5,100,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	5,266,796
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,315,197
5,575,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	5,594,345
7,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	7,627,901
3,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	3,890,625
5,850,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,193,102
3,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	3,969,938
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	697,866
2,667,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	2,755,011
7,350,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	7,592,550
6,425,000		CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsecd. Note, 144A, 4.500%, 5/1/2032	6,513,344
5,350,000		CSC Holdings LLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2026	5,522,537
2,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,934,688
5,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	5,741,967
7,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	7,559,875
5,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,309,317
5,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	5,984,287
4,175,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	4,621,203
5,875,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	6,487,087
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 6.750%, 11/15/2021	1,336,563
3,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,168,037
3,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	3,255,930
6,175,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	6,823,375
4,850,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	4,939,725
2,475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,557,703
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,222,723
2,650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,629,750
1,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	1,457,250
5,950,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	5,964,280

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 3,375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	$3,480,806
2,325,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	2,406,375
4,025,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	4,359,578
9,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	10,319,400
4,625,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	4,625,000
2,200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	2,221,450
2,975,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	3,161,949
2,075,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	2,022,295
1,525,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,561,219
4,304,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	4,489,481
5,200,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,430,750
	TOTAL	172,814,392
	Chemicals—2.6%
725,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	758,749
2,850,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	2,784,664
5,325,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	5,538,666
3,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	3,349,031
6,525,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	6,450,777
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,435,531
6,625,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	7,135,953
2,800,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	3,154,340
275,000	INEOS Quattro Finance 2, Sec. Bond, 144A, 3.375%, 1/15/2026	275,344
10,800,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	11,152,782
3,175,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,260,328
10,700,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	11,402,187
2,275,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	2,357,924
	TOTAL	61,056,276
	Construction Machinery—0.8%
7,400,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	7,205,750
2,400,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	2,487,480
725,000	United Rentals North America, Inc., 2nd Lien, 3.875%, 11/15/2027	752,188
4,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	4,323,942
2,425,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,441,672
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,014,956
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	811,708
	TOTAL	19,037,696
	Consumer Cyclical Services—2.1%
3,950,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	4,196,302
14,725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	16,181,891
3,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,784,438
3,575,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	3,787,266
12,703,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	14,082,038
5,425,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	5,384,312
850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	899,406
	TOTAL	48,315,653
	Consumer Products—0.6%
2,950,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	2,938,421
2,200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	2,326,247
3,925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	3,944,625
3,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	3,355,787

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 2,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	$1,912,500
625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	656,541
	TOTAL	15,134,121
	Diversified Manufacturing—1.1%
700,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	722,050
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,091,948
12,300,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	12,904,791
875,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	911,050
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,587,496
5,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	6,595,020
3,125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	3,191,406
	TOTAL	27,003,761
	Finance Companies—2.0%
4,100,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	4,161,090
2,400,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	2,352,000
500,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	501,940
9,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	9,631,381
1,725,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,875,075
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	841,553
1,650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,752,077
3,000,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	2,893,125
4,500,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,342,500
4,875,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	5,127,891
8,975,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	9,367,656
4,450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	4,455,563
	TOTAL	47,301,851
	Food & Beverage—2.5%
3,750,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,844,688
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,078,075
4,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	4,563,375
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	51,475
450,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	462,825
6,150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	6,443,733
7,375,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	8,547,969
3,225,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	3,554,778
1,800,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	1,947,015
3,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	3,292,581
2,900,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	2,910,875
4,725,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	4,980,646
8,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	9,456,374
3,850,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	3,854,813
	TOTAL	57,989,222
	Gaming—4.6%
5,050,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	5,330,906
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	445,300
2,500,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	2,552,762
4,725,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	4,885,130
4,625,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	4,827,001
600,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	638,622
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,215,033

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 3,375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	$3,602,036
5,900,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	6,513,895
6,575,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	6,607,875
1,325,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	1,322,350
650,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 9/1/2026	681,909
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,766,400
1,525,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,609,943
1,512,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,588,401
1,475,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,526,249
1,682,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	1,810,513
550,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	600,531
2,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	2,466,750
3,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	3,237,000
11,375,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	11,474,531
2,875,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	3,006,172
1,225,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,333,351
2,800,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	3,042,732
325,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	349,117
12,125,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	12,693,359
4,900,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,890,837
5,950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	6,035,531
3,825,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	4,109,503
275,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	280,500
350,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2027	350,602
1,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,868,408
2,425,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,484,801
2,175,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	2,259,934
	TOTAL	107,407,984
	Health Care—6.4%
500,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	520,110
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	316,388
2,475,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	2,465,719
7,400,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	7,737,514
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	1,353,820
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	1,374,030
250,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	257,923
2,425,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	2,662,735
7,550,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	7,913,306
1,325,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	1,389,594
450,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	476,438
1,525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	1,612,695
2,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,570,462
4,600,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	4,692,506
10,650,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	11,036,062
7,625,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	7,698,361
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,555,650
3,950,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	4,461,031
1,375,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,583,691
1,650,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,798,962

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 1,425,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	$1,635,187
1,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	2,129,237
5,900,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	6,139,687
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,401,532
2,175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	2,316,375
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,154,438
3,250,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	3,205,312
6,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	7,319,531
2,825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	3,024,360
13,075,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	12,764,469
7,125,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	6,314,032
475,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	492,813
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,167,171
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	797,134
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	718,361
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	3,018,900
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,834,350
2,900,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	3,066,054
350,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	378,380
5,550,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	5,634,915
2,900,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,962,901
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,627,350
7,100,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	7,419,500
1,625,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,730,316
	TOTAL	150,729,302
	Health Insurance—1.2%
5,725,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	5,993,789
5,900,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	6,238,660
2,125,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	2,124,129
675,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	682,381
6,275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	6,608,367
4,850,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	5,255,460
825,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	850,781
1,450,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2028	1,493,442
	TOTAL	29,247,009
	Independent Energy—5.5%
875,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	933,516
1,275,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,408,078
2,300,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	2,305,221
1,575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,582,292
700,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	722,085
2,750,000	Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	2,822,875
2,700,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	2,703,375
900,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	937,688
949,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,209,975
2,800,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,714,250
2,350,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	2,003,375
1,200,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	951,000
1,325,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	1,181,734
2,950,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,514,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$3,344,531
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	573,524
625,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	663,672
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	75,406
5,400,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	5,545,125
4,925,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	5,571,948
2,025,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	2,131,819
7,025,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	7,180,217
5,200,000		Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	5,561,894
500,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	520,150
2,000,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	2,115,640
2,675,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	2,863,052
1,350,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	1,379,531
675,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	723,938
2,075,000		EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	2,390,981
1,825,000		EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	2,329,704
3,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	3,342,229
1,600,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	1,538,216
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	1,312,538
3,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	2,998,531
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	1,064,167
4,150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	3,529,616
2,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,676,290
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	363,324
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,889,810
2,475,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	2,737,536
4,175,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	4,614,460
3,125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	3,516,562
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	546,875
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,385,845
1,250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.500%, 7/15/2027	1,483,594
3,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	4,418,750
675,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	693,900
4,450,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,621,325
1,775,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	1,902,578
2,475,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,453,962
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	533,498
2,150,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	2,338,706
4,000,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,708,340
650,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	602,469
2,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,851,750
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,150,922
3,025,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
390,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	420,533
1,200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	1,280,652
1,400,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	1,468,180
293,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	323,346
		TOTAL	128,729,975
		Industrial - Other—0.5%
1,575,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,586,222

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$ 1,975,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	$2,141,641
3,125,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	3,366,015
3,900,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	4,090,125
	TOTAL	11,184,003
	Insurance - P&C—4.3%
12,225,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	13,032,583
10,550,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	11,326,058
5,188,468	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	5,577,603
3,575,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	3,647,394
7,950,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	8,241,884
2,250,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	2,421,563
26,050,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	27,076,761
500,000	NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	538,125
15,475,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	16,074,656
12,100,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	12,349,442
	TOTAL	100,286,069
	Leisure—0.4%
1,125,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	1,137,656
4,750,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,928,125
875,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	947,734
2,700,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	2,673,500
	TOTAL	9,687,015
	Lodging—0.5%
2,500,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	2,429,625
2,475,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	2,454,891
2,475,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,668,409
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	1,992,516
2,075,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	2,102,753
1,350,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,382,906
	TOTAL	13,031,100
	Media Entertainment—7.2%
5,400,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	5,258,250
2,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	2,388,542
2,360,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,392,450
5,600,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	5,806,500
3,939,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	4,019,612
4,250,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	3,065,312
5,925,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	3,088,406
3,675,000	Entercom Media Corp., 144A, 6.750%, 3/31/2029	3,823,194
5,300,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	5,492,125
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,605,906
1,900,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	1,886,937
5,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	5,995,172
1,625,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,639,934
3,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	3,399,990
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	478,406
13,286,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	14,266,665
575,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	556,198
225,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	224,796
2,425,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	2,534,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	$4,294,366
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,586,634
3,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	3,941,475
6,700,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	6,783,147
8,800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	9,237,228
5,202,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2022	5,208,271
850,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	870,719
2,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	2,896,094
3,025,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	3,284,016
1,400,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	1,349,558
2,025,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,951,594
1,350,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	1,430,156
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,279,688
1,350,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	1,342,406
5,150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	5,336,687
1,975,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,931,797
2,225,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,167,573
9,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	9,649,017
4,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	4,536,219
7,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	8,179,762
13,025,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	14,039,973
2,050,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	2,187,094
3,900,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	4,042,662
1,350,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,365,188
2,825,000	WMG Acquisition Corp., Sr. Unsecd. Note, 144A, 3.000%, 2/15/2031	2,691,660
	TOTAL	169,505,504
	Metals & Mining—1.4%
5,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	5,147,682
6,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	6,516,844
4,650,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	4,450,980
1,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	1,342,671
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	719,509
1,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	1,939,291
3,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	4,169,250
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,605,869
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,080,899
2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,308,882
	TOTAL	32,281,877
	Midstream—7.5%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	490,500
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,475,422
7,050,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,774,141
6,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	6,087,727
7,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	7,213,500
5,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	5,602,454
3,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	3,587,719
2,375,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,427,646
2,375,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	2,386,875
5,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	5,755,937
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,466,360

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 5,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	$5,192,550
1,400,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	1,455,706
7,675,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	7,828,500
2,925,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,855,780
5,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	5,001,937
4,350,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	4,735,693
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,885,625
826,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	858,421
5,300,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	5,574,911
3,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	3,200,000
700,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	722,313
4,050,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	4,104,675
3,725,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,779,664
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,161,252
1,175,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	1,259,624
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	3,104,425
1,775,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	1,922,547
3,350,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,442,125
1,900,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,987,390
1,200,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	1,228,500
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.500%, 6/1/2024	2,851,702
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,300,366
4,425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,615,828
5,125,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	4,977,656
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	2,640,130
1,975,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,033,835
800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	753,416
2,750,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	2,790,562
6,250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	6,568,375
3,550,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,703,094
4,450,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,625,241
4,625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	4,850,469
1,925,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	2,096,671
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,865,836
1,525,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	1,566,023
2,250,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	2,347,020
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,981,116
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	864,188
9,425,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	9,481,927
1,000,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	1,028,000
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	568,744
2,025,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	2,201,610
	TOTAL	175,281,728
	Oil Field Services—1.6%
4,175,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,248,793
8,425,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	8,804,125
4,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	3,410,688
1,075,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	886,203
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,505,050
1,600,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	1,483,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 3,750,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	$2,744,531
4,950,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	5,106,866
8,991,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	9,238,252
	TOTAL	38,427,508
	Packaging—5.5%
10,725,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	11,274,656
2,475,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,474,060
6,300,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	6,432,804
2,775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,833,497
7,350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	7,581,525
5,150,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	4,967,175
4,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,925,280
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,962,750
2,779,000	Berry Plastics Corp., 5.125%, 7/15/2023	2,813,737
3,200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	3,248,000
9,500,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	9,511,875
2,750,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,858,625
1,575,000	Crown Americas LLC, Sr. Unsecd. Note, 4.500%, 1/15/2023	1,660,641
11,475,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	11,678,107
10,400,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	10,933,000
5,125,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	5,419,149
3,750,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	4,155,469
2,200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,395,800
7,275,000	Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	7,138,594
2,550,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	2,616,938
850,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.875%, 12/1/2022	885,594
900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2023	956,156
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	5,156,782
4,650,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	4,963,875
2,700,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	2,836,687
6,875,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	7,472,953
	TOTAL	130,153,729
	Paper—0.5%
1,275,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,286,953
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,777,422
1,075,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,072,205
2,750,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,679,531
	TOTAL	11,816,111
	Pharmaceuticals—3.6%
2,625,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	2,699,498
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,563,281
1,733,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,774,592
2,125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,154,219
1,625,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,616,875
1,300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	1,308,216
2,650,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	2,642,302
13,225,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	13,571,495
9,375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	9,978,757
1,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,173,832
8,825,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,802,722

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 2,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	$3,020,157
750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	831,975
350,000		Emergent BioSolutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2028	342,781
3,500,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 2nd Lien, 144A, 9.500%, 7/31/2027	3,808,437
5,178,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	4,199,358
1,850,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	1,868,500
3,350,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	3,500,516
2,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	2,085,500
7,125,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	5,040,937
9,150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	6,519,375
975,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	1,035,411
4,475,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	4,360,328
		TOTAL	84,899,064
		Restaurant—1.6%
975,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	981,250
22,375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	21,619,844
650,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	658,275
525,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	551,906
3,900,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	4,026,574
2,425,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	2,567,590
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	383,250
1,325,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	1,275,312
4,775,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	4,879,477
		TOTAL	36,943,478
		Retailers—0.7%
2,575,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,716,625
775,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	832,156
625,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	603,906
4,625,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	5,118,441
3,475,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	3,548,844
2,366,943	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	2,183,505
1,150,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,228,683
		TOTAL	16,232,160
		Supermarkets—0.7%
550,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	548,581
11,125,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	10,600,901
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	926,100
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	961,146
1,400,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	1,549,086
1,656,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	1,716,188
		TOTAL	16,302,002
		Technology—7.4%
4,550,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	4,884,141
4,725,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	5,038,740
3,050,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	3,000,773
2,300,000		BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	2,391,264
5,250,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	5,486,250
2,525,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,496,594
1,350,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	1,399,525
1,000,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,097,835

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$14,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	$15,120,753
850,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	948,281
700,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	719,198
1,025,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	1,017,805
1,275,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,316,438
7,400,000	JDA Escrow LLC / JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	7,547,223
4,750,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	4,978,617
2,475,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	2,586,279
3,500,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.625%, 9/1/2030	3,564,995
1,950,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,973,156
4,925,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	4,971,196
3,600,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	3,652,200
1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	1,987,500
3,775,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	4,003,161
100,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	109,625
5,225,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,489,516
1,475,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,519,103
2,975,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,999,990
1,325,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,345,577
2,600,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	2,673,125
4,050,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	4,330,381
2,075,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	2,035,866
4,500,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	4,336,425
5,225,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	5,322,707
6,975,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	7,050,853
675,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	698,942
4,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	4,064,340
3,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	3,032,505
1,250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	1,274,881
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,757,703
700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.625%, 11/1/2024	779,188
775,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	765,072
9,625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	10,263,137
1,034,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	1,105,941
5,610,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	6,275,150
1,575,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,566,810
16,000,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	16,370,000
1,975,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,952,781
7,475,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	7,773,252
	TOTAL	175,074,794
	Transportation Services—0.4%
4,225,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,282,545
5,600,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	5,912,900
	TOTAL	10,195,445
	Utility - Electric—2.6%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,660,888
604,000	Calpine Corp., 144A, 5.250%, 6/1/2026	621,969
4,900,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	4,677,540
975,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	951,395
2,150,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,101,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 2,450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	$2,464,859
8,775,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,208,266
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	904,766
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	976,875
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,072,315
6,825,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,107,964
2,500,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	2,603,750
975,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	1,037,766
1,875,000		Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	1,908,984
2,975,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,095,547
7,050,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,620,521
2,975,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,067,285
3,600,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,735,000
3,600,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,747,024
		TOTAL	60,564,339
		Wireless Communications—2.1%
12,225,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	12,730,504
1,550,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,957,410
4,675,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	5,387,984
7,075,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,445,781
1,750,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,145,876
825,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	883,781
1,300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,310,972
3,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	3,387,125
1,750,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,793,750
3,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,743,079
6,775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	6,825,813
		TOTAL	48,612,075
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,194,995,496)	2,253,024,979
		COMMON STOCKS—0.5%
		Chemicals—0.1%
98,676	[2]	Hexion Holdings Corp.	1,480,140
		Independent Energy—0.2%
71,876		Oasis Petroleum, Inc.	4,268,716
20,758	[2]	Whiting Petroleum Corp.	735,871
		TOTAL	5,004,587
		Media Entertainment—0.0%
67,010	[2]	iHeartMedia, Inc.	1,216,231
		Oil Field Services—0.2%
140,672	[2,3]	Superior Energy Services, Inc.	4,501,504
		Retailers—0.0%
96,805	[2]	Party City Holdco, Inc.	561,469
		TOTAL COMMON STOCKS (IDENTIFIED COST $14,839,823)	12,763,931
		FLOATING RATE LOANS—0.2%
		Health Care—0.1%
$ 3,499,180	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	2,846,583

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Independent Energy—0.1%
$ 1,976,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	$2,196,650
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $8,024,146)	5,043,233
		WARRANTS—0.1%
		Independent Energy—0.1%
22,432	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	442,808
14,808	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	248,774
20,189	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	416,297
		TOTAL WARRANTS (IDENTIFIED COST $5,648,876)	1,107,879
		INVESTMENT COMPANY—3.4%
78,882,560		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $78,917,429)	78,898,336
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $2,302,425,770)	2,350,838,358
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(2,598,314)
		TOTAL NET ASSETS—100%	$2,348,240,044
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2020	$34,452,869
Purchases at Cost	$331,318,937
Proceeds from Sales	$(286,871,811)
Change in Unrealized Appreciation/Depreciation	$342
Net Realized Gain/(Loss)	$(2,001)
Value as of 3/31/2021	$78,898,336
Shares Held as of 3/31/2021	78,882,560
Dividend Income	$2,013

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,253,024,979	$0	$2,253,024,979
Floating Rate Loans	—	5,043,233	—	5,043,233
Warrants	1,107,879	—	—	1,107,879
Equity Securities:
Common Stocks
Domestic	8,262,427	—	4,501,504	12,763,931
Investment Company	78,898,336	—	—	78,898,336
TOTAL SECURITIES	$88,268,642	$2,258,068,212	$4,501,504	$2,350,838,358

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind